Significant Accounting Policies (Schedule of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2017
Computers and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3-10 years
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	7 years
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	6-17 years
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	The shorter of the lease term and the useful life